Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (899,927)	$ (54,322)
Adjustments to reconcile net loss to net cash used in operating activities:
Income on investments held in Trust Account	(808,868)	(2,168,659)
Interest and penalties on excise tax payable	13,509
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(13,244)	24,167
Due to affiliates	120,000	88,000
Accounts payable and accrued expenses	83,317	1,027,499
Franchise tax payable	(80,000)	(83,384)
Income taxes payable	125,950	(180,688)
NET CASH USED IN OPERATING ACTIVITIES	(1,459,263)	(1,347,387)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account		(750,000)
Notes receivable - related party		(124,166)
Repayment of notes receivable - related party		124,166
Cash withdrawn from Trust Account in connection with redemption	12,219,791	58,351,987
Cash withdrawn from Trust Account to pay franchise and income taxes	100,373	442,599
NET CASH PROVIDED BY INVESTING ACTIVITIES	12,320,164	58,044,586
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible promissory note - related party		1,299,934
Redemption of common stock - due to shareholders	(12,219,791)	(58,351,987)
Proceeds from working capital loans - related party	1,191,866
NET CASH USED IN FINANCING ACTIVITIES	(11,027,925)	(57,052,053)
NET CHANGE IN CASH AND RESTRICTED CASH	(167,024)	(354,854)
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD	168,209	523,063
CASH AND RESTRICTED CASH, END OF PERIOD	1,185	168,209
Cash	1,185	6,760
Restricted cash	0	161,449
CASH AND RESTRICTED CASH, END OF PERIOD	1,185	168,209
Cash paid during the year for:
Income tax	12,610	188,177
Franchise tax	249,985	306,155
Supplemental disclosure on non-cash activities:
Deferred underwriting commission payable
Excise tax on redemption of Class A common stock	122,061	583,520
Accretion for redeemable common stock to redemption value	$ 514,400	$ 2,688,399